Share Capital (Schedule Of Common Stock Issued And Outstanding) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Capital [Abstract]
Common Shares Outstanding, Beginning of Year, Shares	740,900,000	736,300,000
Common Shares Cancelled, Shares		(767,327)
Common Shares Issued under Dividend Reinvestment Plan, Shares	240,839	5,385,845
Common Shares Outstanding, End of Year, Shares	741,200,000	740,900,000	736,300,000
Common Shares Outstanding, Beginning of Year	$ 2,445	$ 2,354
Common Shares Cancelled		(2)
Common Shares Issued under Dividend Reinvestment Plan	5	93	0
Common Shares Outstanding, End of Year	$ 2,450	$ 2,445	$ 2,354